GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets
5.	GOODWILL AND OTHER INTANGIBLE ASSETS
The following presents changes to goodwill for the periods indicated:

Balance at December 31, 2019	$297,607
Drake acquisition	7,551
Simpson acquisition	51,305
Detroit Speed acquisition	2,636

Balance at December 31, 2020	359,099
AEM acquisition	17,426
Classic Instruments acquisition	4,912
Speartech acquisition	2,705
ADS acquisition	1,260
Baer acquisition	8,363
Brothers acquisition	19,561
Rocket acquisition	2,141
Measurement period adjustments*	(4,084)

Balance at December 31, 2021	$411,383

* See Note 2, “
Business Combination and Acquisitions – Simpson Performance Products, Inc. and Advance Engine Management Inc.
”
Goodwill represents the premium paid over the fair value of the net tangible and identifiable intangible assets acquired in the Company’s business combinations. The measurement period for the valuation of assets acquired and liabilities assumed ends as soon as information on the facts and circumstances that existed as of the acquisition date becomes available, not to exceed 12 months. Adjustments in purchase price allocations may require a change in the amounts allocated to goodwill during the periods in which the adjustments are determined.

Intangible assets consisted of the following:

	December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Finite-lived intangible assets:
Customer relationships	$268,438	$(32,662)	$235,776
Tradenames	13,775	(4,119)	9,656
Technology	26,675	(9,080)	17,595

Total finite-lived intangible assets	$308,888	$(45,861)	$263,027

Indefinite-lived intangible assets:
Tradenames	$175,434	—	$175,434

	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Finite-lived intangible assets:
Customer relationships	$245,274	$(21,819)	$223,455
Tradenames	13,775	(3,369)	10,406
Technology	24,595	(6,674)	17,921

Total finite-lived intangible assets	$283,644	$(31,862)	$251,782

Indefinite-lived intangible assets:
Tradenames	$152,740	—	$152,740
The following outlines the estimated future amortization expense related to intangible assets held as of December 31, 2021:

2022	$14,644
2023	14,481
2024	13,668
2025	13,638
2026	13,532
Thereafter	193,064

Total	$263,027